EATON VANCE GROWTH TRUST ATLANTA CAPITAL FOCUSED GROWTH FUND AND ATLANTA CAPITAL SMID CAP FUND 497 SUPPLEMENT

EATON VANCE-ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND

Supplement to Prospectus dated February 1, 2011

filed as part of Post-Effective Amendment No. 114

of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)

filed January 27, 2011 (Accession No. 0000940394-11-000032)

Eaton Vance-Atlanta Capital Focused Growth Fund [Member]
1. The following replaces the table under "Performance" in "Eaton Vance-Atlanta Capital Focused Growth Fund";
Average Annual Total Return as of December 31,2010
Average Annual Total Returns (Eaton Vance-Atlanta Capital Focused Growth Fund)	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member]	Class A Return Before Taxes		10.85%	2.50%	2.53%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]	Class I Return Before Taxes		18.04%	3.99%	3.46%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] After Taxes on Distributions [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]	Class I Return After Taxes on Distributions		18.04%	3.26%	1.15%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] After Taxes on Distributions and the Sale [Member] Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]	Class I Return After Taxes on Distributions and the Sale of Class I Shares		11.73%	3.33%	1.45%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	4.02%

EATON VANCE GROWTH TRUST ATLANTA CAPITAL FOCUSED GROWTH FUND AND ATLANTA CAPITAL SMID CAP FUND 497 SUPPLEMENT

EATON VANCE-ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND

Supplement to Prospectus dated February 1, 2011

filed as part of Post-Effective Amendment No. 114

of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)

filed January 27, 2011 (Accession No. 0000940394-11-000032)

Eaton Vance-Atlanta Capital SMID-Cap Fund [Member]
2. The following replaces the table under "Performance" in "Eaton Vance-Atlanta Capital SMID-Cap Fund":
Average Annual Total Return as of December 31,2010
Average Annual Total Returns ( Eaton Vance-Atlanta Capital SMID-Cap Fund)	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member]	Class A Return Before Taxes		18.31%	8.54%	7.99%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member]	Class C Return Before Taxes		23.61%	9.63%	8.61%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]	Class I Return Before Taxes		25.80%	10.11%	8.95%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] Return Before Taxes [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member]	Class R Return Before Taxes		25.29%	9.77%	8.58%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] After Taxes on Distributions [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]	Class I Return After Taxes on Distributions		25.69%	9.23%	6.23%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] After Taxes on Distributions and the Sale [Member] Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]	Class I Return After Taxes on Distributions and the Sale of Class I Shares		16.92%	8.54%	5.94%
Russell 2500 Index [Member]	Russell 2500 Index	(reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	7.52%
Russell 2000 Index [Member]	Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.44%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 18, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Supplement Text Block	evgt102816_SupplementTextBlock

EATON VANCE GROWTH TRUST ATLANTA CAPITAL FOCUSED GROWTH FUND AND ATLANTA CAPITAL SMID CAP FUND 497 SUPPLEMENT

EATON VANCE-ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND

Supplement to Prospectus dated February 1, 2011

filed as part of Post-Effective Amendment No. 114

of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)

filed January 27, 2011 (Accession No. 0000940394-11-000032)

Eaton Vance-Atlanta Capital Focused Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	evgt102816_SupplementTextBlock	1. The following replaces the table under "Performance" in "Eaton Vance-Atlanta Capital Focused Growth Fund";
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31,2010
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class A [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.85%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.53%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.04%
Five Years	rr_AverageAnnualReturnYear05	3.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.46%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | After Taxes on Distributions [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	18.04%
Five Years	rr_AverageAnnualReturnYear05	3.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.15%
Eaton Vance-Atlanta Capital Focused Growth Fund [Member] | After Taxes on Distributions and the Sale [Member] | Eaton Vance-Atlanta Capital Focused Growth Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Class I Shares
One Year	rr_AverageAnnualReturnYear01	11.73%
Five Years	rr_AverageAnnualReturnYear05	3.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.45%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	evgt102816_SupplementTextBlock	2. The following replaces the table under "Performance" in "Eaton Vance-Atlanta Capital SMID-Cap Fund":
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31,2010
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class A [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	18.31%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.99%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class C [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	23.61%
Five Years	rr_AverageAnnualReturnYear05	9.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.61%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	25.80%
Five Years	rr_AverageAnnualReturnYear05	10.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.95%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | Return Before Taxes [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class R [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	25.29%
Five Years	rr_AverageAnnualReturnYear05	9.77%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.58%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | After Taxes on Distributions [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	25.69%
Five Years	rr_AverageAnnualReturnYear05	9.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.23%
Eaton Vance-Atlanta Capital SMID-Cap Fund [Member] | After Taxes on Distributions and the Sale [Member] | Eaton Vance-Atlanta Capital SMID-Cap Fund Class I [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Class I Shares
One Year	rr_AverageAnnualReturnYear01	16.92%
Five Years	rr_AverageAnnualReturnYear05	8.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.94%
Russell 1000 Growth Index [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
One Year	rr_AverageAnnualReturnYear01	16.71%
Five Years	rr_AverageAnnualReturnYear05	3.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.02%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Russell 2500 Index [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
One Year	rr_AverageAnnualReturnYear01	26.71%
Five Years	rr_AverageAnnualReturnYear05	4.86%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.52%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Russell 2000 Index [Member]
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.44%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)